Schedule of Investments International Equity Portfolio^

(Unaudited) March 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.4%
Austria 1.5%
25,905	BAWAG Group AG	$1,337,882	(a)

Belgium 0.9%
11,337	KBC Group NV	824,284

Canada 0.6%
4,458	Kinaxis, Inc.	520,260	*

Finland 1.0%
91,536	Nordea Bank Abp	901,373

France 8.0%
3,942	Air Liquide SA	643,954
3,372	Arkema SA	408,682
1,362	Kering SA	940,122
8,232	Pernod-Ricard SA	1,545,069
8,941	Schneider Electric SE	1,365,686
3,684	Teleperformance	1,342,726
16,748	TOTAL SE	781,196
		7,027,435
Germany 8.8%
4,350	adidas AG	1,357,952
16,232	Brenntag AG	1,385,767
2,684	Deutsche Boerse AG	446,005
14,886	Gerresheimer AG	1,478,592
1,331	SAP SE	162,985
11,411	SAP SE ADR	1,401,157
15,812	Scout24 AG	1,199,715	(a)
5,316	Stabilus SA	374,044
		7,806,217
Hong Kong 3.8%
80,800	AIA Group Ltd.	988,731
189,400	HKBN Ltd.	275,875
120,300	Techtronic Industries Co. Ltd.	2,062,398
		3,327,004
India 1.6%
72,624	Infosys Ltd. ADR	1,359,521

Ireland 6.4%
13,791	AerCap Holdings NV	810,083	*
43,422	CRH PLC	2,029,905
12,935	Kerry Group PLC Class A	1,618,519
24,792	Smurfit Kappa Group PLC	1,167,595
		5,626,102
Israel 1.8%
13,987	Check Point Software Technologies Ltd.	1,566,124	*

Italy 1.0%
51,010	Nexi SpA	890,113	*(a)

Japan 13.5%
25,200	Bridgestone Corp.	1,024,504
5,600	Daikin Industries Ltd.	1,132,088
3,000	Fujitsu Ltd.	436,541
10,200	Hoya Corp.	1,200,507
65,200	Ichigo, Inc.	193,477
6,200	Kao Corp.	410,245

19,600	Otsuka Corp.	919,023
108,300	Sanwa Holdings Corp.	1,418,670
15,400	SCSK Corp.	915,240
9,400	Shionogi & Co. Ltd.	507,458	(b)
8,700	TechnoPro Holdings, Inc.	727,971
24,300	Terumo Corp.	879,376
18,900	Tokio Marine Holdings, Inc.	899,471
16,100	Toyota Motor Corp.	1,252,902	(b)
		11,917,473
Netherlands 8.0%

1,947	ASML Holding NV	1,180,439
16,503	Heineken NV	1,695,716	(b)
28,494	Intertrust NV	471,819	(a)
2,571	Koninklijke DSM NV	435,066
23,067	Koninklijke Philips NV	1,316,691
9,882	NXP Semiconductors NV	1,989,642
		7,089,373
Norway 0.8%
73,154	Sbanken ASA	703,901	(a)

Singapore 1.1%
44,000	DBS Group Holdings Ltd.	943,421

Sweden 2.6%
64,158	Assa Abloy AB Class B	1,843,906
4,993	Autoliv, Inc.	463,350	*
		2,307,256
Switzerland 11.9%
10,697	Julius Baer Group Ltd.	684,047
1,503	Lonza Group AG	840,274
13,572	Novartis AG	1,159,827
621	Partners Group Holding AG	793,045
5,401	Roche Holding AG	1,745,475
264	SGS SA	748,859
68,428	SIG Combibloc Group AG	1,582,644	*
4,412	Sonova Holding AG	1,168,878	*
1,821	Tecan Group AG	808,049
64,987	UBS Group AG	1,006,279
		10,537,377
United Kingdom 20.5%
47,982	Barratt Developments PLC	493,993
63,666	Bunzl PLC	2,038,895
71,625	Clinigen Group PLC	765,745
20,266	DCC PLC	1,757,344
24,494	Diageo PLC	1,009,477
78,269	Electrocomponents PLC	1,071,463
26,461	Fevertree Drinks PLC	780,653
224,010	Ibstock PLC	680,022	(a)
8,813	London Stock Exchange Group PLC	843,182
65,752	Prudential PLC	1,396,396
16,161	Reckitt Benckiser Group PLC	1,447,724
59,388	RELX PLC	1,489,256
48,414	Rightmove PLC	388,581
15,164	Savills PLC	238,736
53,310	Smith & Nephew PLC	1,012,735
52,378	St. James's Place PLC	919,933
22,991	Unilever PLC	1,282,830

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
21,300	Weir Group PLC	$521,801
		18,138,766
United States 4.6%
6,255	Aon PLC Class A	1,439,338
14,936	Ferguson PLC	1,784,807
17,731	QIAGEN NV	863,322	*
		4,087,467
Total Common Stocks (Cost $65,855,166)		86,911,349
Short-Term Investments 4.7%
Investment Companies 4.7%
1,106,944	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	1,106,944
3,077,922	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)	3,077,922	(d)
Total Short-Term Investments (Cost $4,184,866)		4,184,866
Total Investments 103.1% (Cost $70,040,032)		91,096,215
Liabilities Less Other Assets (3.1)%		(2,780,255)

Net Assets 100.0%		$88,315,960

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2021 amounted to $5,283,452, which represents 6.0% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at March 31, 2021. Total value of all such securities at March 31, 2021 amounted to $2,911,950 for the Fund.
(c)	Represents 7-day effective yield as of March 31, 2021.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$7,091,015	8.1%
Health Care Equipment & Supplies	5,578,187	6.4%
Beverages	5,030,915	5.7%
Professional Services	4,780,631	5.4%
Life Sciences Tools & Services	4,755,982	5.4%
Insurance	4,723,936	5.3%
Banks	4,710,861	5.3%
Capital Markets	4,692,491	5.3%
IT Services	4,520,438	5.1%
Building Products	4,394,664	5.0%
Software	3,650,526	4.1%
Pharmaceuticals	3,412,760	3.9%
Semiconductors & Semiconductor Equipment	3,170,081	3.6%
Machinery	2,958,243	3.3%
Containers & Packaging	2,750,239	3.1%
Construction Materials	2,709,927	3.1%
Textiles, Apparel & Luxury Goods	2,298,074	2.6%
Industrial Conglomerates	1,757,344	2.0%
Personal Products	1,693,075	1.9%
Food Products	1,618,519	1.8%
Interactive Media & Services	1,588,296	1.8%
Auto Components	1,487,854	1.7%
Chemicals	1,487,702	1.7%
Household Products	1,447,724	1.6%
Electrical Equipment	1,365,686	1.5%
Automobiles	1,252,902	1.4%
Oil, Gas & Consumable Fuels	781,196	0.9%
Household Durables	493,993	0.6%
Real Estate Management & Development	432,213	0.5%
Diversified Telecommunication Services	275,875	0.3%
Short-Term Investments and Other Liabilities-Net	1,404,611	1.6%
	$88,315,960	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Hong Kong	$—	$3,327,004	$—	$3,327,004
Japan	—	11,917,473	—	11,917,473
Singapore	—	943,421	—	943,421
Other Common Stocks (a)	70,723,451	—	—	70,723,451
Total Common Stocks	70,723,451	16,187,898	—	86,911,349
Short-Term Investments	—	4,184,866	—	4,184,866
Total Investments	$70,723,451	$20,372,764	$—	$91,096,215

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) March 31, 2021

NUMBER OF SHARES		VALUE
Common Stocks 97.7%
Aerospace & Defense 2.7%
34,400	Axon Enterprise, Inc.	$4,899,248	*
44,300	HEICO Corp.	5,572,940
15,000	Teledyne Technologies, Inc.	6,204,750	*
		16,676,938
Airlines 0.7%
17,500	Allegiant Travel Co.	4,271,050	*
Auto Components 1.5%
39,300	Aptiv PLC	5,419,470	*
29,500	Visteon Corp.	3,597,525	*
		9,016,995
Banks 3.8%
40,000	Pinnacle Financial Partners, Inc.	3,546,400
43,000	Signature Bank	9,722,300
20,000	SVB Financial Group	9,873,200	*
		23,141,900
Beverages 1.3%
6,400	Boston Beer Co., Inc. Class A	7,720,192	*
Biotechnology 2.7%
40,000	Ascendis Pharma A/S ADR	5,155,200	*
68,900	Exact Sciences Corp.	9,079,642	*
71,400	Iovance Biotherapeutics, Inc.	2,260,524	*
		16,495,366
Capital Markets 0.7%
8,900	MarketAxess Holdings, Inc.	4,431,488
Commercial Services & Supplies 3.0%
29,500	Cintas Corp.	10,068,645
75,000	Waste Connections, Inc.	8,098,500
		18,167,145
Containers & Packaging 0.9%
63,900	Ball Corp.	5,414,886
Diversified Consumer Services 1.6%
25,000	Bright Horizons Family Solutions, Inc.	4,286,250	*
66,400	Chegg, Inc.	5,687,824	*
		9,974,074
Electrical Equipment 3.0%
66,400	AMETEK, Inc.	8,481,272
30,000	Generac Holdings, Inc.	9,823,500	*
		18,304,772
Electronic Equipment, Instruments & Components 3.5%
68,800	Amphenol Corp. Class A	4,538,736
44,300	CDW Corp.	7,342,725
19,700	Zebra Technologies Corp. Class A	9,558,046	*
		21,439,507
Entertainment 2.3%
22,500	Roku, Inc.	7,329,825	*
25,000	Spotify Technology SA	6,698,750	*
		14,028,575
Food & Staples Retailing 1.1%
152,400	BJ's Wholesale Club Holdings, Inc.	6,836,664	*
Health Care Equipment & Supplies 7.0%
5,800	Align Technology, Inc.	3,140,874	*
18,700	IDEXX Laboratories, Inc.	9,150,097	*
34,400	Insulet Corp.	8,975,648	*
14,800	Masimo Corp.	3,398,968	*
12,500	Penumbra, Inc.	3,382,250	*
21,100	Teleflex, Inc.	8,766,206
35,000	Zimmer Biomet Holdings, Inc.	5,602,800
		42,416,843
Health Care Providers & Services 0.7%
49,200	Encompass Health Corp.	4,029,480
Health Care Technology 1.7%
20,000	Teladoc Health, Inc.	3,635,000	*
25,000	Veeva Systems, Inc. Class A	6,531,000	*
		10,166,000
Hotels, Restaurants & Leisure 3.3%
4,900	Chipotle Mexican Grill, Inc.	6,962,018	*
50,000	Darden Restaurants, Inc.	7,100,000
92,500	DraftKings, Inc. Class A	5,673,025	*
		19,735,043
Household Products 0.9%
63,900	Church & Dwight Co., Inc.	5,581,665
Interactive Media & Services 2.9%
32,000	IAC/InterActiveCorp.	6,921,920	*
25,000	Match Group, Inc.	3,434,500	*
100,000	Pinterest, Inc. Class A	7,403,000	*
		17,759,420
Internet & Direct Marketing Retail 0.7%
22,100	Etsy, Inc.	4,456,907	*
IT Services 7.3%
27,000	EPAM Systems, Inc.	10,710,630	*
18,500	MongoDB, Inc.	4,947,455	*
32,500	Okta, Inc.	7,163,975	*
27,500	Twilio, Inc. Class A	9,370,900	*
35,000	WEX, Inc.	7,322,700	*
17,500	Wix.com Ltd.	4,886,350	*
		44,402,010
Leisure Products 0.9%
42,901	Polaris, Inc.	5,727,283
Life Sciences Tools & Services 3.9%
225,000	Avantor, Inc.	6,509,250	*
15,500	Bio-Rad Laboratories, Inc. Class A	8,853,135	*
216,300	PPD, Inc.	8,184,792	*
		23,547,177
Machinery 1.4%
39,300	IDEX Corp.	8,226,276
Multiline Retail 0.6%
45,000	Ollie's Bargain Outlet Holdings, Inc.	3,915,000	*
Pharmaceuticals 2.4%
54,100	Catalent, Inc.	5,697,271	*

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
98,300	Horizon Therapeutics PLC	$9,047,532	*
		14,744,803
Professional Services 1.4%
10,000	CoStar Group, Inc.	8,218,900	*
Road & Rail 1.3%
32,000	Old Dominion Freight Line, Inc.	7,693,120
Semiconductors & Semiconductor Equipment 8.6%
30,000	Enphase Energy, Inc.	4,864,800	*
68,800	Entegris, Inc.	7,691,840
27,500	KLA Corp.	9,086,000
147,500	Marvell Technology Group Ltd.	7,224,550
22,500	Monolithic Power Systems, Inc.	7,947,225
200,000	ON Semiconductor Corp.	8,322,000	*
57,500	Teradyne, Inc.	6,996,600
		52,133,015
Software 14.9%
47,500	Avalara, Inc.	6,337,925	*
85,000	Cloudflare, Inc. Class A	5,972,100	*
12,664	Coupa Software, Inc.	3,222,735	*
35,000	Crowdstrike Holdings, Inc. Class A	6,387,850	*
45,000	DocuSign, Inc.	9,110,250	*
37,500	Everbridge, Inc.	4,544,250	*
40,000	Five9, Inc.	6,253,200	*
15,000	HubSpot, Inc.	6,813,150	*
65,000	Manhattan Associates, Inc.	7,629,700	*
35,000	Paylocity Holding Corp.	6,294,050	*
54,100	Q2 Holdings, Inc.	5,420,820	*
30,000	RingCentral, Inc. Class A	8,936,400	*
12,500	Trade Desk, Inc. Class A	8,145,750	*
32,500	Zscaler, Inc.	5,579,275	*
		90,647,455
Specialty Retail 7.1%
34,400	Best Buy Co., Inc.	3,949,464
36,900	Burlington Stores, Inc.	11,025,720	*
54,100	CarMax, Inc.	7,176,906	*
63,900	Dick's Sporting Goods, Inc.	4,865,985
44,300	Five Below, Inc.	8,451,997	*
14,800	O'Reilly Automotive, Inc.	7,507,300	*
		42,977,372
Trading Companies & Distributors 1.9%
34,400	United Rentals, Inc.	11,328,264	*
Total Common Stocks (Cost $361,080,185)		593,625,585
Short-Term Investments 2.6%
Investment Companies 2.6%
15,471,581	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04%(a) (Cost $15,471,581)	15,471,581
Total Investments 100.3% (Cost $376,551,766)		609,097,166
Liabilities Less Other Assets (0.3)%		(1,734,629)
Net Assets 100.0%		$607,362,537

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$593,625,585	$—	$—	$593,625,585
Short-Term Investments	—	15,471,581	—	15,471,581
Total Investments	$593,625,585	$15,471,581	$—	$609,097,166

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) March 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 100.0%
Aerospace & Defense 3.6%
29,250	General Dynamics Corp.	$5,310,630

Auto Components 4.0%
42,900	Aptiv PLC	5,915,910	*

Banks 7.8%
111,700	BankUnited, Inc.	4,909,215
46,700	Comerica, Inc.	3,350,258
100,100	Huntington Bancshares, Inc.	1,573,572
29,700	Truist Financial Corp.	1,732,104
		11,565,149
Beverages 2.5%
73,500	Molson Coors Brewing Co. Class B	3,759,525

Biotechnology 3.5%
34,000	Alexion Pharmaceuticals, Inc.	5,198,940	*

Building Products 3.5%
8,400	Fortune Brands Home & Security, Inc.	804,888
74,710	Johnson Controls International PLC	4,457,946
		5,262,834
Chemicals 2.7%
45,700	Ashland Global Holdings, Inc.	4,056,789

Commercial Services & Supplies 1.1%
113,900	KAR Auction Services, Inc.	1,708,500

Communications Equipment 3.1%
42,100	Ciena Corp.	2,303,712	*
12,200	Motorola Solutions, Inc.	2,294,210
		4,597,922
Construction & Engineering 0.5%
3,402	Valmont Industries, Inc.	808,553

Electric Utilities 3.1%
59,100	Evergy, Inc.	3,518,223
32,100	OGE Energy Corp.	1,038,756
		4,556,979
Electronic Equipment, Instruments & Components 2.9%
21,200	CDW Corp.	3,513,900
9,070	Itron, Inc.	804,056	*
		4,317,956
Entertainment 2.5%
283,750	Lions Gate Entertainment Corp. Class B	3,660,375	*

Equity Real Estate Investment Trusts 2.3%
60,500	Regency Centers Corp.	3,430,955

Food & Staples Retailing 1.3%
41,800	BJ's Wholesale Club Holdings, Inc.	1,875,148	*

Food Products 4.2%
56,300	Hain Celestial Group, Inc.	2,454,680	*
74,200	TreeHouse Foods, Inc.	3,876,208	*
		6,330,888
Health Care Equipment & Supplies 3.8%
35,700	Zimmer Biomet Holdings, Inc.	5,714,856

Health Care Providers & Services 3.0%
7,600	McKesson Corp.	1,482,304
54,600	MEDNAX, Inc.	1,390,662	*
6,800	Molina Healthcare, Inc.	1,589,568	*
		4,462,534
Hotels, Restaurants & Leisure 6.5%
150,200	MGM Resorts International	5,706,098
65,683	Travel & Leisure Co.	4,017,172
		9,723,270
Independent Power and Renewable Electricity Producers 3.3%
131,900	AES Corp.	3,536,239
81,800	Vistra Energy Corp.	1,446,224
		4,982,463
Industrial Conglomerates 2.7%
24,656	Carlisle Cos, Inc.	4,057,884

IT Services 4.8%
34,200	Amdocs Ltd.	2,399,130
351,300	Conduent, Inc.	2,339,658	*
80,500	Perspecta, Inc.	2,338,525
		7,077,313
Machinery 0.9%
6,700	Stanley Black & Decker, Inc.	1,337,789

Mortgage Real Estate Investment Trusts 2.4%
147,200	Starwood Property Trust, Inc.	3,641,728

Multi-Utilities 2.0%
131,500	CenterPoint Energy, Inc.	2,978,475

Multiline Retail 1.8%
23,500	Dollar Tree, Inc.	2,689,810	*

Oil, Gas & Consumable Fuels 7.3%
40,200	EOG Resources, Inc.	2,915,706
95,300	ONEOK, Inc.	4,827,898
16,400	Phillips 66	1,337,256
73,100	Williams Cos., Inc.	1,731,739
		10,812,599
Semiconductors & Semiconductor Equipment 5.0%
17,800	NXP Semiconductors NV	3,583,852
21,300	Skyworks Solutions, Inc.	3,908,124
		7,491,976
Software 1.4%
48,200	Nuance Communications, Inc.	2,103,448	*

Specialty Retail 2.0%
431,400	Chico's FAS, Inc.	1,427,934
21,207	Children's Place, Inc.	1,478,128	*
		2,906,062
Technology Hardware, Storage & Peripherals 0.7%
15,517	Western Digital Corp.	1,035,760

Trading Companies & Distributors 3.8%
96,900	AerCap Holdings NV	5,691,906	*

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Total Common Stocks (Cost $100,642,948)		$149,064,926
Short-Term Investments 1.9%
Investment Companies 1.9%
2,901,012	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04%(a) (Cost $2,901,012)	2,901,012
Total Investments 101.9% (Cost $103,543,960)		151,965,938
Liabilities Less Other Assets (1.9)%		(2,842,380)
Net Assets 100.0%		$149,123,558

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$149,064,926	$—	$—	$149,064,926
Short-Term Investments	—	2,901,012	—	2,901,012
Total Investments	$149,064,926	$2,901,012	$—	$151,965,938

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 3.9%
$3,876,418	United States Treasury Inflation Indexed Note, 0.13%, due 7/15/2030 (Cost $4,300,780)	$4,207,175	(a)

Mortgage-Backed Securities 35.8%

Adjustable Mixed Balance 0.1%
115,231	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.24%, due 6/19/2034	119,777	(b)

Collateralized Mortgage Obligations 12.2%
629,932	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	641,057	(c)(d)
1,100,000	Brass No.10 PLC, Ser. 10A, Class A1, 0.67%, due 4/16/2069	1,099,445	(c)(d)
	Fannie Mae Connecticut Avenue Securities
1,043,922	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.11%, due 9/25/2028	1,099,646	(b)
331,453	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.36%, due 1/25/2029	344,840	(b)
761,765	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.36%, due 4/25/2029	793,027	(b)
274,696	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.46%, due 5/25/2029	285,878	(b)
378,232	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.11%, due 10/25/2029	386,656	(b)
470,676	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 2.96%, due 11/25/2029	476,337	(b)
913,467	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.31%, due 1/25/2030	922,332	(b)
393,975	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.91%, due 2/25/2030	396,152	(b)
375,923	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.61%, due 5/25/2030	377,833	(b)
541,994	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.36%, due 7/25/2030	542,333	(b)
294,213	Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 0.86%, due 1/25/2040	294,119	(b)(c)
64,379	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.91%, due 1/25/2040	64,379	(b)(c)
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,165,971	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.36%, due 7/25/2029	1,198,137	(b)
735,731	Ser. 2017-HQA2, Class M2, (1M USD LIBOR + 2.65%), 2.76%, due 12/25/2029	740,682	(b)
670,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.61%, due 3/25/2030	682,719	(b)
458,074	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.41%, due 9/25/2030	458,074	(b)
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2021-DNA1, Class M1, (SOFR + 0.65%), 0.67%, due 1/25/2051	898,920	(b)(c)
	GCAT Trust
587,735	Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	596,251	(c)(e)
686,910	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	704,458	(c)(d)
212,246	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	215,377	(c)(d)
		13,218,652
Commercial Mortgage-Backed 20.3%
1,528,546	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,521,310

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,110,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	$1,109,328	(c)
424,403	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.86%, due 11/15/2035	424,403	(b)(c)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.01%, due 2/16/2037	319,999	(b)(c)
	CD Mortgage Trust
116,926	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	117,179
532,800	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	536,475
	Citigroup Commercial Mortgage Trust
394,069	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	398,530
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	910,626
579,921	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	579,565
154,126	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	154,224
864,053	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	879,159
	Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,122,916
12,895,071	Ser. 2014-CR18, Class XA, 1.00%, due 7/15/2047	340,332	(d)(f)
	CSAIL Commercial Mortgage Trust
17,503,935	Ser. 2016-C5, Class XA, 0.92%, due 11/15/2048	593,803	(d)(f)
593,841	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	599,311
190,686	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	190,993
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	269,226	(f)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	180,411	(d)(f)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	136,149	(d)(f)
26,737,360	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.64%, due 10/25/2026	833,142	(d)(f)
	GS Mortgage Securities Trust
520,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.31%, due 6/15/2038	520,544	(b)(c)
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	898,026	(c)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	98,040
183,971,961	Ser. 2013-GC13, Class XA, 0.07%, due 7/10/2046	328,059	(d)(f)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	1,056,560
	JPMBB Commercial Mortgage Securities Trust
675,841	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	685,777
396,250	Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	415,241
	Morgan Stanley Bank of America Merrill Lynch Trust
166,000	Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	170,475	(d)
351,358	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	352,984
	Morgan Stanley Capital I Trust
564,711	Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	569,804	(c)
762,135	Ser. 2012-C4, Class A4, 3.24%, due 3/15/2045	772,481
34,897	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	34,889
450,713	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	462,223
	Wells Fargo Commercial Mortgage Trust
293,780	Ser. 2012-LC5, Class A3, 2.92%, due 10/15/2045	301,409
134,203	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	134,231
1,513,484	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,546,988
720,972	Ser. 2020-C58, Class A1, 0.55%, due 7/15/2053	718,597
	WF-RBS Commercial Mortgage Trust
17,263,517	Ser. 2014-LC14, Class XA, 1.26%, due 3/15/2047	512,228	(d)(f)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,228,055
		22,023,692

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Fannie Mae 1.8%
	Pass-Through Certificates
$841,354	3.00%, due 9/1/2027	$889,245

976,606	4.50%, due 5/1/2041–5/1/2044	1,091,121
		1,980,366
Freddie Mac 1.4%
	Pass-Through Certificates
399,509	3.50%, due 5/1/2026	426,025
502,137	3.00%, due 1/1/2027	531,129
503,902	4.50%, due 11/1/2039	565,420
		1,522,574
	Total Mortgage-Backed Securities (Cost $39,040,729)	38,865,061

Corporate Bonds 49.2%
Advertising 0.1%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	148,050	(c)

Aerospace & Defense 1.7%
1,400,000	Boeing Co., 2.20%, due 2/4/2026	1,395,659
150,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	161,355	(c)
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	243,846	(c)
		1,800,860
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	526,735

Airlines 1.9%
1,160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	1,207,200	(c)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	161,274	(c)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	571,058	(c)
170,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	172,975
		2,112,507
Auto Manufacturers 2.3%
435,000	Ford Motor Credit Co. LLC, 5.13%, due 6/16/2025	469,800
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	553,269
400,000	2.70%, due 8/20/2027	407,507
	Volkswagen Group of America Finance LLC
610,000	0.88%, due 11/22/2023	612,444	(c)
370,000	3.35%, due 5/13/2025	397,273	(c)
		2,440,293
Auto Parts & Equipment 0.3%
230,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	258,014
60,000	Meritor, Inc., 6.25%, due 6/1/2025	63,900	(c)
		321,914
Banks 9.8%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	574,656
650,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	712,698
1,000,000	Capital One N.A., (3M USD LIBOR + 0.82%), 1.01%, due 8/8/2022	1,007,409	(b)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,145,124	(g)
1,895,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.79%, due 11/29/2023	1,950,555	(b)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	728,655	(g)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,075,270	(g)
2,310,000	Morgan Stanley, (SOFR + 0.70%), 0.73%, due 1/20/2023	2,315,646	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$1,060,000	Wells Fargo & Co., 3.75%, due 1/24/2024	$1,146,248
		10,656,261
Chemicals 1.0%
1,080,000	LYB International Finance III LLC, (3M USD LIBOR + 1.00%), 1.24%, due 10/1/2023	1,083,164	(b)

Commercial Services 0.5%
240,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	245,400	(c)
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	255,996	(c)
		501,396
Distribution - Wholesale 0.4%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	295,234	(c)
150,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	160,125	(c)
		455,359
Diversified Financial Services 1.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	860,488
540,000	6.50%, due 7/15/2025	629,520
460,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	441,140	(c)(h)
		1,931,148
Electric 1.4%
1,235,000	NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/2023	1,238,949
280,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	250,600	(c)
		1,489,549
Entertainment 0.7%
215,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	220,930	(c)
260,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	264,602	(c)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	248,687	(c)
		734,219
Food Service 0.2%
	Aramark Services, Inc.
150,000	5.00%, due 4/1/2025	153,562	(c)(i)
80,000	6.38%, due 5/1/2025	84,800	(c)
		238,362
Gas 1.5%
550,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.57%, due 3/9/2023	550,060	(b)
1,035,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.68%, due 3/2/2023	1,035,294	(b)
		1,585,354
Housewares 0.2%
180,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	193,050	(c)

Leisure Time 1.4%
	Carnival Corp.
785,000	10.50%, due 2/1/2026	923,356	(c)
280,000	5.75%, due 3/1/2027	287,350	(c)
220,000	NCL Corp. Ltd., 12.25%, due 5/15/2024	266,504	(c)
		1,477,210
Machinery - Construction & Mining 0.2%
240,000	Terex Corp., 5.63%, due 2/1/2025	246,751	(c)

Machinery - Diversified 1.3%
1,385,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.69%, due 4/5/2023	1,385,072	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Media 1.8%
$430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	$487,468
343,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	349,431	(c)(i)
550,000	Fox Corp., 3.05%, due 4/7/2025	584,989
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	191,025
310,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	313,488	(c)
		1,926,401
Miscellaneous Manufacturer 2.0%
2,185,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.18%, due 3/15/2023	2,208,586	(b)

Oil & Gas 1.3%
260,000	Apache Corp., 4.63%, due 11/15/2025	267,878
210,000	Occidental Petroleum Corp., 5.50%, due 12/1/2025	222,075
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	93,352
550,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.83%, due 3/11/2022	557,150	(b)
250,000	Range Resources Corp., 9.25%, due 2/1/2026	271,630
		1,412,085
Oil & Gas Services 0.1%
150,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	153,844
Pharmaceuticals 2.3%
1,980,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.83%, due 11/21/2022	1,992,161	(b)
370,000	Upjohn, Inc., 1.65%, due 6/22/2025	371,307	(c)
140,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	143,833	(c)
		2,507,301
Pipelines 3.6%
160,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	161,400
365,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	393,368	(c)
340,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	349,350	(j)
130,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	139,912	(c)
160,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	156,840
604,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	670,890	(c)
660,000	MPLX L.P., 4.88%, due 6/1/2025	743,389
720,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	725,400	(c)(k)
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	93,971	(c)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
270,000	5.50%, due 9/15/2024	274,050	(c)
140,000	7.50%, due 10/1/2025	150,689	(c)
		3,859,259
Real Estate 0.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
220,000	4.88%, due 6/1/2023	226,050	(c)
215,000	7.63%, due 6/15/2025	234,737	(c)
		460,787
Real Estate Investment Trusts 1.1%
645,000	American Tower Corp., 1.60%, due 4/15/2026	646,471
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	121,290	(c)(j)
150,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	150,090

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$250,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	$270,186	(c)
		1,188,037
Retail 2.3%
2,190,000	7-Eleven, Inc., 0.80%, due 2/10/2024	2,182,763	(c)
340,000	Staples, Inc., 7.50%, due 4/15/2026	358,615	(c)(j)
		2,541,378
Semiconductors 0.7%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	799,375
Software 2.2%
145,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	150,572	(c)
540,000	Infor, Inc., 1.45%, due 7/15/2023	546,705	(c)
1,700,000	Oracle Corp., 1.65%, due 3/25/2026	1,713,423
		2,410,700
Telecommunications 4.2%
	AT&T, Inc.
1,370,000	1.70%, due 3/25/2026	1,369,519
550,000	1.65%, due 2/1/2028	532,824	(j)
450,000	Numericable-SFR SA, 7.38%, due 5/1/2026	468,045	(c)
550,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	593,384	(c)
	Verizon Communications, Inc.
1,025,000	1.45%, due 3/20/2026	1,025,083
550,000	2.63%, due 8/15/2026	581,472
		4,570,327
	Total Corporate Bonds (Cost $52,559,738)	53,365,334
Asset-Backed Securities 7.3%
13,729	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	13,740
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 4.04%, due 1/15/2033	498,098	(b)(c)
603,876	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	610,541	(c)
431,290	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M USD LIBOR + 0.22%), 0.36%, due 9/26/2033	428,135	(b)
15,997	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	16,002	(c)
500,000	Mariner CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.07%, due 4/20/2029	490,946	(b)(c)
262,360	Marlette Funding Trust, Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	263,354	(c)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 2.97%, due 10/20/2030	487,561	(b)(c)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 3.22%, due 1/20/2033	500,413	(b)(c)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 2.97%, due 7/20/2030	492,589	(b)(c)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,188,902	(c)
561,837	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.56%, due 6/25/2043	556,183	(b)
420,935	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	424,991	(c)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 3.37%, due 4/18/2033	497,527	(b)(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.44%, due 4/15/2033	501,548	(b)(c)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 3.37%, due 4/20/2033	501,297	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 3.47%, due 1/20/2033	$501,000	(b)(c)
	Total Asset-Backed Securities (Cost $7,950,954)	7,972,827

NUMBER OF SHARES

Exchange-Traded Funds 4.6%
185,185	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $4,998,143)	5,061,106
Short-Term Investments 0.6%
Investment Companies 0.6%
362,051	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.04%(l)	362,051	(j)
256,950	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(l)	256,950	(m)
	Total Short-Term Investments (Cost $619,001)	619,001
	Total Investments 101.4% (Cost $109,469,345)	110,090,504
	Liabilities Less Other Assets (1.4)%	(1,542,619	)(n)
	Net Assets 100.0%	$108,547,885

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2021 and changes periodically.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2021, these securities amounted to $32,214,052, which represents 29.7% of net assets of the Fund.
(d)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of March 31, 2021.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind (PIK) security.
(i)	The security or a portion of this security is on loan at March 31, 2021. Total value of all such securities at March 31, 2021 amounted to approximately $251,503 for the Fund.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures contracts with a total value of $1,724,131.
(k)	When-issued security. Total value of all such securities at March 31, 2021 amounted to $725,400, which represents 0.7% of net assets of the Fund.
(l)	Represents 7-day effective yield as of March 31, 2021.
(m)	Represents investment of cash collateral received from securities lending.
(n)	Includes the impact of the Fund's open positions in derivatives at March 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$97,929,305	90.2%
Cayman Islands	4,741,172	4.4%
United Kingdom	2,701,450	2.5%
Ireland	1,490,008	1.4%
Germany	1,009,717	0.9%
Spain	574,656	0.5%
Mexico	557,150	0.5%
France	468,045	0.4%
Short-Term Investments and Other Liabilities-Net	(923,618)	(0.8)%
	$108,547,885	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At March 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	288	U.S. Treasury Note, 2 Year	$63,569,250	$(39,195)
Total Long Positions			$63,569,250	$(39,195)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2021	45	U.S. Treasury Note, Ultra10 Year	$(6,465,938)	$153,234
6/2021	177	U.S. Treasury Note, 5 Year	(21,841,524)	171,394
6/2021	18	U.S. Treasury Note, 10 Year	(2,356,875)	15,500
Total Short Positions			$(30,664,337)	$340,128
Total Futures				$300,933

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,207,175	$—	$4,207,175
Mortgage-Backed Securities(a)	—	38,865,061	—	38,865,061
Corporate Bonds(a)	—	53,365,334	—	53,365,334
Asset-Backed Securities	—	7,972,827	—	7,972,827
Exchange-Traded Funds	5,061,106	—	—	5,061,106
Short-Term Investments	—	619,001	—	619,001
Total Investments	$5,061,106	$105,029,398	$—	$110,090,504

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of March 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$340,128	$—	$—	$340,128
Liabilities	(39,195)	—	—	(39,195)
Total	$300,933	$—	$—	$300,933

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) March 31, 2021

NUMBER OF SHARES		VALUE
Common Stocks 97.9%
Auto Components 2.7%
138,802	Aptiv PLC	$19,140,796	*
Banks 3.7%
172,555	JPMorgan Chase & Co.	26,268,048
Biotechnology 1.8%
27,602	Regeneron Pharmaceuticals, Inc.	13,059,610	*
Capital Markets 2.7%
169,396	Intercontinental Exchange, Inc.	18,918,145
Communications Equipment 2.0%
47,584	Arista Networks, Inc.	14,365,134	*
Electric Utilities 0.8%
63,856	Eversource Energy	5,529,291
Electrical Equipment 1.8%
63,397	Vestas Wind Systems A/S	13,012,713
Electronic Equipment, Instruments & Components 3.0%
43,400	Zebra Technologies Corp. Class A	21,056,812	*
Health Care Equipment & Supplies 7.0%
81,973	Becton, Dickinson & Co.	19,931,735
66,662	Danaher Corp.	15,004,283
126,166	Medtronic PLC	14,903,990
		49,840,008
Health Care Providers & Services 5.5%
135,659	AmerisourceBergen Corp.	16,017,258
97,395	Cigna Corp.	23,544,267
		39,561,525
Hotels, Restaurants & Leisure 4.8%
3,401	Booking Holdings, Inc.	7,923,786	*
767,798	Compass Group PLC	15,469,768	*
101,004	Starbucks Corp.	11,036,707
		34,430,261
Household Products 2.4%
213,704	Colgate-Palmolive Co.	16,846,286
Insurance 2.2%
162,615	Progressive Corp.	15,547,620
Interactive Media & Services 4.2%
14,595	Alphabet, Inc. Class A	30,102,479	*
IT Services 10.9%
39,720	Accenture PLC Class A	10,972,650
262,338	Cognizant Technology Solutions Corp. Class A	20,493,845
104,050	Fiserv, Inc.	12,386,112	*
166,186	GoDaddy, Inc. Class A	12,899,357	*
58,683	MasterCard, Inc. Class A	20,894,082
		77,646,046
Machinery 3.8%
102,185	Otis Worldwide Corp.	6,994,564
102,272	Stanley Black & Decker, Inc.	20,420,650
		27,415,214
Materials 1.7%
16,746	Sherwin-Williams Co.	12,358,716
Media 6.0%
516,753	Comcast Corp. Class A	27,961,505
344,486	Discovery, Inc. Class A	14,971,361	*
		42,932,866
Multi-Utilities 1.5%
896,057	National Grid PLC	10,673,022
Personal Products 2.6%
329,668	Unilever PLC ADR	18,405,364
Pharmaceuticals 2.6%
57,988	Roche Holding AG	18,740,342
Road & Rail 2.1%
152,454	CSX Corp.	14,699,615
Semiconductors & Semiconductor Equipment 4.8%
182,048	Texas Instruments, Inc.	34,405,252
Software 7.9%
18,284	ANSYS, Inc.	6,208,515	*
35,519	Intuit, Inc.	13,605,908
153,713	Microsoft Corp.	36,240,914
		56,055,337
Specialty Retail 3.0%
116,579	Advance Auto Parts, Inc.	21,391,081
Trading Companies & Distributors 6.4%
78,977	United Rentals, Inc.	26,007,916	*
49,497	W.W. Grainger, Inc.	19,844,832
		45,852,748
Total Common Stocks (Cost $408,421,411)		698,254,331
Short-Term Investments 2.1%

PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.25%, due 4/29/2021	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 6/11/2021	100,000
		200,000

NUMBER OF SHARES
Investment Companies 2.1%
14,578,039	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	14,578,039
Total Short-Term Investments (Cost $14,778,039)		14,778,039
Total Investments 100.0% (Cost $423,199,450)		713,032,370
Liabilities Less Other Assets (0.0)%(a)		(314,188)
Net Assets 100.0%		$712,718,182

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^
(Unaudited) (cont’d)

(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of March 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$621,953,122	87.3%
United Kingdom	44,548,154	6.2%
Switzerland	18,740,342	2.6%
Denmark	13,012,713	1.8%
Short-Term Investments and Other Liabilities-Net	14,463,851	2.1%
	$712,718,182	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$698,254,331	$—	$—	$698,254,331
Short-Term Investments	—	14,778,039	—	14,778,039
Total Investments	$698,254,331	$14,778,039	$—	$713,032,370

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2021

Notes to Schedule of Investments Advisers Management Trust

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a “Fund,” and collectively, the “Funds”), are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2021

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 64.5%

Federal Agricultural Mortgage Corp.,
1.59%, 1/10/2024	2,800,000	2,897,515
2.62%, 2/26/2024(a)	1,200,000	1,277,876
FFCB,
2.23%, 4/5/2021	500,000	500,122
1.90%, 6/24/2021	1,000,000	1,004,246
1.60%, 1/21/2022	1,000,000	1,012,140
FHLB,
2.38%, 9/10/2021(a)	4,500,000	4,545,907
FHLMC,
1.13%, 8/12/2021	2,000,000	2,008,054
2.38%, 1/13/2022	5,000,000	5,090,303
FNMA,
2.75%, 6/22/2021(a)	6,500,000	6,539,354
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,768,994)		24,875,517

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 18.5%

U.S. Treasury Notes,
2.75%, 9/15/2021	2,000,000	2,024,687
2.38%, 3/15/2022	1,500,000	1,532,930
1.75%, 6/15/2022	1,000,000	1,019,766
1.63%, 12/15/2022	2,500,000	2,563,086
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,138,130)		7,140,469

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR *(b)(c)	225	—
Media - 0.0%
Media General, Inc., CVR *(b)(c)	2,550	—
TOTAL RIGHTS (Cost $7,172)		—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 17.7%

INVESTMENT COMPANIES - 17.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.03% (d)(e)	6,835,881	6,835,881
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01% (d)	1,591	1,591
TOTAL INVESTMENT COMPANIES (Cost $6,837,472)		6,837,472

Total Investments - 100.7% (Cost $38,751,768)	38,853,458
Liabilities Less Other Assets - (0.7%)(f)	(253,230)
Net Assets - 100.0%	38,600,228

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	Security fair valued as of March 31, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2021, amounted to $0, which represents 0.0% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Represents 7-day effective yield as of March 31, 2021.
(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $6,835,881.
(f)	Includes the impact of the Fund's open positions in derivatives at March 31, 2021.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

1

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At March 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Index
Russell 2000 Index	2	$(444,104)	$2,155	4/1/2021	$(350)
Russell 2000 Index	1	(222,052)	2,240	4/1/2021	(2,780)
Russell 2000 Index	1	(222,052)	2,260	4/1/2021	(4,435)
Russell 2000 Index	2	(444,104)	2,225	4/9/2021	(8,710)
Russell 2000 Index	1	(222,052)	2,285	4/9/2021	(7,940)
Russell 2000 Index	3	(666,156)	2,340	4/9/2021	(37,680)
Russell 2000 Index	2	(444,104)	2,290	4/16/2021	(18,560)
Russell 2000 Index	1	(222,052)	2,330	4/16/2021	(12,275)
Russell 2000 Index	2	(444,104)	2,340	4/16/2021	(26,230)
Russell 2000 Index	1	(222,052)	2,350	4/16/2021	(13,970)
Russell 2000 Index	6	(1,332,311)	2,215	4/23/2021	(37,440)
Russell 2000 Index	1	(222,052)	2,170	4/30/2021	(5,400)
Russell 2000 Index	2	(444,104)	2,225	4/30/2021	(15,090)
S&P 500 Index	1	(397,289)	3,890	4/1/2021	(48)
S&P 500 Index	1	(397,289)	3,875	4/9/2021	(1,035)
S&P 500 Index	20	(7,945,780)	3,925	4/9/2021	(35,600)
S&P 500 Index	1	(397,289)	3,950	4/9/2021	(2,385)
S&P 500 Index	16	(6,356,624)	3,920	4/16/2021	(46,960)
S&P 500 Index	5	(1,986,445)	3,965	4/16/2021	(21,275)
S&P 500 Index	6	(2,383,734)	3,925	4/23/2021	(25,470)
S&P 500 Index	15	(5,959,335)	3,940	4/23/2021	(69,975)
S&P 500 Index	9	(3,575,601)	3,940	4/30/2021	(52,155)
S&P 500 Index	3	(1,191,867)	3,950	4/30/2021	(18,360)
S&P 500 Index	5	(1,986,445)	3,975	4/30/2021	(35,175)
S&P 500 Index	2	(794,578)	3,990	4/30/2021	(15,330)
Total options written (premium received $773,836)					$(514,628)

At March 31, 2021, the Fund had securities pledged in the amount of $12,363,137 to cover collateral requirements for options written.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$24,875,517	$—	$24,875,517
U.S. Treasury Obligations	—	7,140,469	—	7,140,469
Rights(a)	—	—	—	—
Short-Term Investments	—	6,837,472	—	6,837,472
Total Long Positions	$—	$38,853,458	$—	$38,853,458

(a)   The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Rights(a)
Assets:
Investments in Securities:
Beginning Balance as of January 1, 2021	$13
Transfers into Level 3	–
Transfers out of Level 3	–
Accrued discounts/(premiums)	–
Realized gain/(loss)	–
Change in unrealized appreciation/(depreciation)	(13)
Purchases	–
Sales	–
Balance as of March 31, 2021	$–
Net change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2021	$(13)

(a)	As of the period ended March 31, 2021, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of March 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(514,628)	$—	$—	$(514,628)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2021

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.